Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of comprehensive income
Net income for the year, attributable to shareholders of Ultrapar	R$ 2,362,740	R$ 2,439,795	R$ 1,800,839
Net income for the year, attributable to non-controlling interests in subsidiaries	163,160	77,958	39,230
Net income for the year	2,525,900	2,517,753	1,840,069
Items that will be subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, joint ventures and associates, net of income and social contribution taxes	8,495	(7,399)	602,480
Translation adjustments of associates, net of income and social contribution taxes	36,134	0	(304,645)
Items that will not be subsequently reclassified to profit or loss:
Actuarial gains (losses) of post-employment benefits, net of income and social contribution taxes	25,218	(32,971)	(165)
Total comprehensive income for the year	2,595,747	2,477,383	2,137,739
Total comprehensive income for the year attributable to shareholders of Ultrapar	2,422,844	2,413,929	2,098,306
Total comprehensive income for the year attributable to non-controlling interests in subsidiaries	R$ 172,903	R$ 63,454	R$ 39,433